Expense Example - FidelityRealEstateHighIncomeFund-PRO - FidelityRealEstateHighIncomeFund-PRO - Fidelity Real Estate High Income Fund - Fidelity Real Estate High Income Fund	Jan. 29, 2024 USD ($)
Expense Example:
1 year	$ 80
3 years	249
5 years	433
10 years	$ 966